SCHEDULE OF FAIR VALUE OF MARKETABLE SECURITIES AND WARRANTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Marketable Securities And Warrants
Marketable securities at fair value, opening balance	$ 2,138	$ 348
Marketable securities at fair value, additions		995
Marketable securities at fair value, disposals	(999)
Marketable securities at fair value, fair value (loss) gain	(766)	645
Marketable securities at fair value, exchange differences	34	150
Marketable securities at fair value, closing balance	407	2,138
Warrants at fair value, opening balance	212
Warrants at fair value, additions		128
Warrants at fair value, fair value (loss) gain	(167)	67
Warrants at fair value, exchange differences	2	17
Warrants at fair value, closing balance	47	212
Marketable securities and warrants	$ 454	$ 2,350